Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and contingencies
Schedule of future minimum commitments under facility operating leases

As of December 31, 2015, future minimum commitments under facility operating leases were as follows (in thousands):

Operating
leases
2016	$227
2017	311
2018	319
2019	184
Total minimum lease payments	$1,041